The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia AMT-Free California Intermediate Muni Bond Fund, Columbia AMT-Free Georgia Intermediate Muni Bond Fund, Columbia AMT-Free Maryland Intermediate Muni Bond Fund, Columbia AMT-Free North Carolina Intermediate Muni Bond, Columbia AMT-Free South Carolina Intermediate Muni Bond, Columbia AMT-Free Tax-Exempt Bond Fund, Columbia AMT-Free Virginia Intermediate Muni Bond Fund and Columbia Minnesota Tax-Exempt Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 20, 2015 (Accession No. 0001193125-15-014907), which is incorporated herein by reference.